September 3, 2014

Deborah O’Neal-Johnson, Esquire
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: T. Rowe Price Spectrum Fund, Inc. (“Registrant”)

  consisting of the following series:

   T. Rowe Price Spectrum Income Fund

 File Nos.: 033-10992/811-4998

Dear Ms. O’Neal-Johnson:

In accordance with the provisions of Rule 497 of the Securities Act of 1933, we are hereby filing the above-captioned fund’s sticker dated August 19, 2014. The sticker updates the current prospectus of the above-referenced fund.

The purpose of the sticker is to notify investors of the funds that will be added to the list of underlying funds in which the Spectrum Income Fund can invest.

The information contained in these eXtensible Business Reporting Language (“XBRL”) exhibits relates to the prospectus sticker filed under Rule 497 on August 19, 2014.

Please contact me at 410-345-4981, or in my absence, Brian R. Poole, at 410-345-6646, if we may be of further assistance.

Sincerely,

/s/Tawanda L. Cottman
Tawanda L. Cottman